FINANCIAL INSTRUMENTS - Interest Rate Risk (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
As at December 31	$ 6,232,000,000	$ 5,685,000,000
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
As at December 31	1,305,000,000	1,778,000,000
Fixed interest rates under derivative contracts, portion of underlying instrument	0	100,000,000
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
As at December 31	$ 7,537,000,000	$ 7,463,000,000